FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000

                          Check here if Amendment [x]:

                        This Amendment (Check only one.):

                              [x] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             312 West State Street, Suite B
                             Kennett Square, PA 19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald Juvonen
-----------------------------
Kennett Square, PA
-----------------------------
As of August 14, 2000
-----------------------------
Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page
                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  26

Form 13F Information Table Value Total:              $ 155,776 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.

FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES/  SH/ PUT/INVSTMT   OTHER          VOTING AUTHORITY
  NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGERS     SOLE    SHARED   NONE
  --------------          --------------     -----     -----------------  ----------------  --------     ----    ------   ----
ABERCROMBIE & FITCH CO     COM             002896207    15267.3 1252700    SH       SOLE                1252700
ABERCROMBIE & FITCH CO     COM             002896207     1462.5  120000    SH       SOLE                1252700
ADMINISTAFF INC            COM             007094105     6667.5  105000    SH       SOLE                 105000
CIRCUIT CITY STORES INC    COM             172737108     5673.5   93200    SH       SOLE                  93200
CCC INFO SRVC GRP INC      COM             12487Q109     6670.7  201000    SH       SOLE                 201000
CCC INFO SRVC GRP INC      COM             12487Q109     1327.5   40000    SH       SOLE                  40000
CENTURA SOFTWARE CORP      COM             15640W103      165.0   30000    SH       SOLE                  30000
CSG SYS INTL INC           COM             126349109    16291.7  290600    SH       SOLE                 290600
CSG SYS INTL INC           COM             126349109     1373.5   24500    SH       SOLE                  24500
EGL INC.                   COM             268484102    11408.3  371000    SH       SOLE                 371000
EGGHEAD.COM INC            COM             282330109       33.2   11300    SH       SOLE                  11300
GENTEX CORP                COM             371901109    20213.1  804499    SH       SOLE                 804499
GENTEX CORP                COM             371901109     4899.4  195000    SH       SOLE                 195000
INVESTMENT TECH GRP INC    COM             461450108    17171.5  434723    SH       SOLE                 434723
INVESTMENT TECH GRP INC    COM             461450108     1441.7   36500    SH       SOLE                  36500
INFOUSA INC NEW            COM             456818301     2200.7  157900    SH       SOLE                 157900
CIRCUIT CITY STORES INC    CARMAX          172737306     7027.7 2082300    SH       SOLE               20822300
CIRCUIT CITY STORES INC    CARMAX          172737306     3070.2  909700    SH       SOLE                 909700
MOORE HANDLEY INC          COM             615762101      164.2  103000    SH       SOLE                 103000
PARAMETRIC TECHNOLOGY GRP  COM             699173100     1210.0  110000    SH       SOLE                 110000
IMS HEALTH INC             COM             449934108    23081.4 1282300    SH       SOLE                1282300
IMS HEALTH INC             COM             449934108     2790.0  155000    SH       SOLE                 155000
TRAVIS BOATS & MOTORS INC  COM             894363100     2576.2  468400    SH       SOLE                 468400
TRAVIS BOATS & MOTORS INC  COM             894363100      481.3   87500    SH       SOLE                  87500
TRIZETTO GROUP INC         COM             896882107     2662.8  154500    SH       SOLE                 154500
TRIZETTO GROUP IN          COM             896882107      445.2   27500    SH       SOLE                  27500